UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23802

Destiny Tech100 Inc.

(Exact name of registrant as specified in charter)

1401 Lavaca Street, #144 Austin, TX 78701
(Address of principal executive offices) (Zip code)

Sohail Prasad

c/o Destiny Tech100 Inc.

1401 Lavaca Street, #144

Austin, TX 78701
(Name and address of agent for service)

(415) 639-9966

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended June 30, 2024, originally filed with the U.S. Securities and Exchange Commission on September 6, 2024. The purpose of this amendment is to include restated financial statements for the period ended June 30, 2024 to reflect a revised presentation of the investments held by the Registrant in special purpose vehicles (“SPVs”) in the schedule of investments and other accounting adjustments included in the Registrant’s financial statements. These revisions are reflected in the accompanying restated financial statements and affected investments, at fair value, total assets, total net assets, net asset value per share, changes in net assets, total return, and the Financial Highlights. The effects of this restatement on the Registrant's financial statements for the period ended June 30, 2024 are further described in Note 10 to the financial statements. For the convenience of the reader, we are refiling our entire report on Form N-CSR for the period ended June 30, 2024 by means of this amended Form N-CSR. However, except for the information affected by the restatement as described in Note 10, and revisions described above, the amended N-CSR does not reflect events occurring after the filing of the original Form N-CSR or modify or update the disclosures contained therein.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

D/XYZ

DESTINY TECH100 INC

SEMI-ANNUAL SHAREHOLDER REPORT (UNAUDITED)

JUNE 30, 2024

This semi-annual shareholder report contains important information about Destiny Tech100 Inc. for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at d.xyz. You can also request this information by contacting us at 415-639-9966 or ir@destiny.xyz

Table of Contents

Performance and Graphical Illustrations (as restated, see Note 10) (Unaudited)	2
Schedule of Investments (as restated, see Note 10) (Unaudited)	3
Statement of Assets and Liabilities (as restated, see Note 10) (Unaudited)	7
Statement of Operations (as restated, see Note 10) (Unaudited)	8
Statements of Changes in Net Assets (Unaudited)	9
Statement of Cash Flows (as restated, see Note 10) (Unaudited)	10
Financial Highlights (as restated, see Note 10)	11
Notes to Financial Statements (as restated, see Note 10) (Unaudited)	12
Additional Information (Unaudited)	32

Destiny Tech100 Inc.

Performance and Graphical Illustrations
June 30, 2024 (as restated, see Note 10) (Unaudited)

The Fund’s performance figures* for the period ended June 30, 2024 compared to its benchmark:

Fund/Index	One-Year	Annualized Since Inception (a)
Destiny Tech100 Inc. - NAV	2.36%	(16.36)%
Fund Benchmark
NASDAQ Composite Index (b)	42.75%	35.67%

Comparison of Change in Value of 10,000 Initial Investment

*

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the net asset value or “NAV” on June 30, 2024.

(a)	The Fund commenced operations on May 12, 2022. The performance is based on average annual returns.

(b)

The Nasdaq Composite Index is a market cap-weighted index, simply representing the value of all its listed stocks. The set of eligible securities includes common stocks, ordinary shares, and common equivalents such as ADRs. However, convertible debentures, warrants, Nasdaq-listed closed-end funds, exchange traded funds (ETFs), preferred stocks, and other derivative securities are excluded.

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

Destiny Tech100 Inc.

Schedule of Investments
As of June 30, 2024 (as restated, see Note 10) (Unaudited)

Shares/ Principal Amount	Security	Acquisition Date	Cost	Fair Value
	Common Stocks at fair value 2.57%
	Mobile Commerce 2.57%
44,181	Maplebear, Inc. (a)	09/27/23	$6,419,399	$1,419,976
	Total Common Stocks		6,419,399	1,419,976

	Private Investments, at fair value 92.95%
	Common Stocks 17.94%
	Education Services 2.88%
106,136	ClassDojo, Inc. (a)(b)(c)	11/19/21	3,000,018	1,592,040

	Enterprise Software 4.77%
88,885	Automation Anywhere, Inc. (a)(b)(c)	12/30/21	2,609,219	542,199
110,234	SuperHuman Labs, Inc. (a)(b)(c)	06/25/21	2,999,996	2,099,958
			5,609,215	2,642,157
	Financial Technology 9.70%
90,952	CElegans Labs, Inc. (a)(b)(c)	11/23/21	2,999,977	1,251,500
3,077	Klarna Bank AB (a)(b)(c)	03/16/22	4,657,660	1,176,953
55,555	Public Holdings, Inc. (a)(b)(c)	07/22/21	999,990	277,775
8,200	Revolut Group Holdings Ltd. (a)(b)(c)	12/08/21	5,275,185	2,665,000
			13,932,812	5,371,228

	Social Media 0.43%
1,069	Discord, Inc. (a)(b)(c)	03/01/22	724,942	240,525

	Supply Chain/Logistics 0.15%
26,000	Flexport, Inc. (a)(b)(c)	03/29/22	520,000	80,600
	Total Common Stocks		23,786,987	9,926,550

	Convertible Notes 4.60%
	Aviation/Aerospace 4.60%
2,000,000	Boom Technology, Inc., 5.00% 01/09/2027 (b)(c)(d)	02/18/22	2,000,000	2,547,500
	Total Convertible Notes		2,000,000	2,547,500

	Preferred Stocks 14.01%
	Aviation/Aerospace 9.27%
8,879	Axiom Space, Inc. Series C Preferred Stock (a)(b)(c)	01/18/23	1,499,929	1,499,929
21,517	Axiom Space, Inc. Series C-1 Preferred Stock (a)(b)(c)	12/22/21	3,179,754	3,634,867
			4,679,683	5,134,796
	Financial Technology 3.75%
60,250	Chime Financial Inc. - Series A Preferred Stock (a)(b)(c)	12/30/21	5,150,748	1,329,114
176,886	Jeeves, Inc. - Series C Preferred Stock (a)(b)(c)	04/05/22	749,997	749,997
			5,900,745	2,079,111
	Food Products 0.46%
52,000	Impossible Foods, Inc. - Series A Preferred Stock (a)(b)(c)	06/17/22	1,272,986	260,000

See accompanying Notes to Financial Statements.

Destiny Tech100 Inc.

Schedule of Investments
As of June 30, 2024 (as restated, see Note 10) (Unaudited) (continued)

Shares/ Principal Amount	Security	Acquisition Date	Cost	Fair Value
	Social Media 0.53%
1,311	Discord, Inc. - Series G Preferred Stock (a)(b)(c)	03/01/22	$889,055	$294,975
	Total Preferred Stocks		12,742,469	7,768,883

Units
	Special Purpose Vehicles* 56.39%
	Artificial Intelligence 3.61%
11,236	DXYZ OAI I LLC (economic exposure to OpenAI Global LLC, Profit Participation Units) (a)(b)(c)(g)	12/18/23	2,010,008	2,000,008

	Aviation/Aerospace 40.07%
9,100	Celadon Technology Fund VIII, LLC - Series B (economic exposure to Space Exploration Technologies Corp., Common Stock) (a)(b)(c)(g)(h)	06/09/22	618,618	1,019,200
135,135	DXYZ SpaceX I LLC (economic exposure to Space Exploration Technologies Corp., 99% Class A Common Stock and 1% Series J Preferred Stock) (a)(b)(c)(g)(i)	06/27/22	10,009,990	15,135,120
42,857	MWAM VC SpaceX-II, LLC (economic exposure to Space Exploration Technologies Corp., 55% Class A Common Stock and 45% Class C Common Stock) (a)(b)(c)(g)(j)	06/08/22	3,419,945	4,592,556
63,846	MW LSV Relativity Space, LLC (invested in Relativity Space, Inc., Common Stock) (a)(b)(c)(f)	12/28/21	1,659,996	1,447,389
			15,708,549	22,194,265
	Financial Technology 7.33%
49,075	Fund FG-RTA, a series of Forge Investments LLC (economic exposure to Stripe, Inc., Common Stock) (a)(b)(c)(e)	01/10/22	3,478,813	1,350,053
1,540	Fund FG-TQY, a series of Forge Investments LLC (economic exposure to Plaid, Inc., Common Stock) (a)(b)(c)(e)(k)	02/15/22	1,110,340	231,000
N/A	G Squared Special Situations Fund, LLC - Series H-1 (invested in Brex, Inc., Common Stock) (a)(b)(c)(f)(k)	03/02/22	4,130,298	2,477,646
N/A	Rhenium Bolt 2021, LLC (a)(b)(c)(l)	03/08/22	1,916,383	—
			10,635,834	4,058,699
	Food Products 0.75%
N/A	Khosla Ventures IFSPV II, LLC (invested in Impossible Foods, Inc., Series H Preferred Stock) (a)(b)(c)(f)	11/04/21	2,098,940	413,907

	Gaming/Entertainment 4.62%
4,946	MWLSV Epic Games-II, LLC (invested in Epic Games, Inc., Common Stock) (a)(b)(c)(f)	12/31/21	6,998,590	2,558,022
	Total Special Purpose Vehicles		37,451,921	31,224,901
	Total Private Investments			$51,467,834

See accompanying Notes to Financial Statements.

Destiny Tech100 Inc.

Schedule of Investments
As of June 30, 2024 (as restated, see Note 10) (Unaudited) (continued)

Units	Security	Acquisition Date	Cost	Fair Value
	Short-Term Investments 5.56%
	Money Market 5.56%
3,078,972	First American Treasury Obligations, Class X, 5.21% (m)	05/08/23	$3,078,972	$3,078,972
	Total Short-Term Investments		3,078,972	3,078,972

	Total Investments, at fair value — 101.07% (Cost $85,479,748)			$55,966,782
	Other Assets Less Liabilities (1.07%)			(594,114)
	Net Assets — 100.00%			$55,372,668

	Securities by Country as a Percentage of Investments Fair Value
	United States 93.14%
	Common Stocks		20,273,541	7,504,573
	Convertible Notes		2,000,000	2,547,500
	Preferred Stocks		12,742,469	7,768,883
	Special Purpose Vehicles		37,451,921	31,224,901
	Money Market		3,078,972	3,078,972
	Total United States		$75,546,903	$52,124,829

	United Kingdom 6.86%
	Common Stocks		9,932,845	3,841,953
	Total United Kingdom		$9,932,845	$3,841,953

*

Special Purpose Vehicles (“SPVs”) are private investments vehicles formed to invest in a particular portfolio company that rely on an exemption from the Investment Company Act pursuant to section 3(c)(1) or section 3(c)(7).

(a)	Non-income producing security.

(b)	Level 3 securities fair valued using significant unobservable inputs.

(c)	Restricted investments as to resale.

(d)	PIK interest is included in the fair value of the investment.

(e)

Investment is a Special Purpose Vehicle that holds multiple forward agreements that represent common shares of the indicated portfolio company. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The aggregate total of the forward contracts for each SPV represents less than 5% of Fund’s net assets.

(f)

The Fund has a direct investment in an SPV which has invested in an underlying portfolio company. If applicable, the number of units presented, are the units in the SPV owned by the Fund, which represents the equivalent number of securities of the underlying portfolio company for which the investment has economic exposure.

(g)

The Fund has a direct investment in an SPV which has economic exposure to underlying portfolio company. The number of units presented, if applicable, are the units in the SPV owned by the Fund, which represents the equivalent number of securities of the underlying portfolio company for which the investment has economic exposure. The SPV has invested through one or more underlying SPVs.

(h)	The SPV has invested through one underlying SPV, resulting in the related economic exposure to the Fund.

(i)	The SPV has invested through five underlying SPVs, resulting in the related economic exposure to the Fund. Five of the underlying SPVs have one additional layer of SPVs, while one has two layers.

(j)	The SPV has invested through one underlying SPV, resulting in the related economic exposure to the Fund.

(k)	Valued using net asset value as practical expedient.

(l)	During the six months ended June 30, 2024 the SPV disposed of the underlying asset. As of June 30, 2024, the SPV does not hold any underlying assets.

(m)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

Destiny Tech100 Inc.

Schedule of Investments
As of June 30, 2024 (as restated, see Note 10) (Unaudited) (continued)

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

See accompanying Notes to Financial Statements.

Destiny Tech100 Inc.

Statement of Assets and Liabilities
As of June 30, 2024 (as restated, see Note 10) (Unaudited)

Assets
Investments, at fair value (Cost $85,479,748)	$55,966,782
Prepaid insurance	37,680
Prepaid listing fees	225,464
Deferred Offering Cost (see Note 2)	147,600
Total Assets	56,377,526

Liabilities
Management fee payable	350,961
Professional fees payable	477,852
Fund administration fees payable	75,825
Board of Directors fees payable	84,890
Other fees payable	15,330
Total Liabilities	1,004,858
Commitments and contingencies (Note 6)
Net Assets	$55,372,668

Net Assets Consist Of:
Paid-in-capital (500,000,000 shares authorized, $0.00001 par value)	86,073,317
Total accumulated deficit	(30,700,649)
Net Assets applicable to Common Shareholders	$55,372,668

Net Asset Value Per Share
Net Assets applicable to Common Shareholders	$55,372,668
Common Shares of beneficial interest outstanding, at $0.00001 par value; 500,000,000 shares authorized, 10,879,905 shares issued and outstanding	10,879,905
Net Asset Value Per Share applicable to Common Shareholders	$5.09

See accompanying Notes to Financial Statements.

Destiny Tech100 Inc.

Statement of Operations
For the Six Months Ended June 30, 2024 (as restated, see Note 10) (Unaudited)

Investment Income
Interest income(1)	$(192,383)
Dividend income	117,773
Total Investment Income/(Loss)	(74,610)

Expenses
Management fees (see Note 5)	775,187
Legal fees	390,405
Audit and tax fees	150,935
Board of Directors fees	140,110
Pricing fees	138,833
Chief compliance and principal financial officer fees	68,100
Other expenses	110,328
Total Expenses	1,773,898

Net Investment Loss	(1,848,508)

Realized and Unrealized Gain (Loss) on Investments
Change in unrealized fair value on investments	4,597,643
Net Realized and Unrealized Gain	4,597,643

Net Increase in Net Assets from Operations	$2,749,135

(1)	Amount is negative due to write off of interest receivable from Boom Technology, Inc.

See accompanying Notes to Financial Statements.

Destiny Tech100 Inc.

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Operations
Net investment gain/(loss)	$(1,848,508)	$(2,852,391)
Recognition of conversion of SAFE note liabilities to Common Shares	—	—
Net change in unrealized fair value of warrants (see Note 4)	—	3,571,824
Net change in unrealized fair value on investments (see Note 4)	4,597,643	(4,859,940)
Increase/(decrease) in net assets resulting from operations	2,749,135	(4,140,507)

Distributions to Shareholders
From distributable earnings	—	—
Total distributions to Fund shareholders	—	—

Capital Share Transactions
Conversion to SAFE notes	—	— (1)
Increase/(decrease) in net assets from capital share transactions	—	—
Total increase/(decrease) in net assets	2,749,135	(4,140,507)

Net Assets
Beginning of period	52,623,533	56,764,040
End of period	$55,372,668	$52,623,533

Capital Share Activity
Conversion to SAFE notes	—	— (1)
Reverse stock split	—	—
Net increase/(decrease) in shares outstanding	—	—
Shares outstanding, beginning of period	10,878,905	10,879,905
Shares outstanding, end of period	10,878,905	10,879,905

(1)	On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issued and outstanding.

See accompanying Notes to Financial Statements.

Destiny Tech100 Inc.

Statement of Cash Flows
For the Six Months Ended June 30, 2024 (as restated, see Note 10) (Unaudited)

Cash Flows from Operating Activities
Net increase in net assets from operations	$2,749,135
Adjustments to reconcile net gain provided by operating activities:
Change in unrealized fair value on investments	(4,597,643)
Purchase of investments	(193,045)
Sale of investments	2,031,545
Changes in operating assets and liabilities:
Decrease in management fee payable	(92,352)
Decrease in fund administration fees payable	(26,772)
Increase in professional fees payable	256,102
Increase in trustee fees payable	84,890
Increase in prepaid listing fees	(225,464)
Increase in other fees payable	10,330
Decrease in interest receivable	192,380
Increase in prepaid insurance	24,261
Decrease in due to Organizer	(65,767)
Net cash provided by operating activities	147,600

Cash used in investing activities	—

Cash Flows from Financing Activities
Deferred offering costs paid	(147,600)
Net cash used in financing activities	(147,600)

Net Decrease in cash	—
Cash, beginning of period	—

Cash, end of period	$—

See accompanying Notes to Financial Statements.

Destiny Tech100 Inc.

Financial Highlights

	For the Six Months Ended June 30, 2024 (as restated, see Note 10) (Unaudited)	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022 (1)(2)
Net Asset Value, Beginning of Period	$4.84	$5.22	$(1.60)

Income from Investment Operations
Net investment income/(loss)(3)	(0.17)	(0.26)	(0.27)
Recognition of conversion of SAFE note liabilities to Common Shares	—	—	2.33
Change in unrealized fair value of warrants (see Note 4)	—	0.32	0.13
Change in unrealized fair value on SAFE note liabilities	—	—	0.06
Change in unrealized fair value on investments	0.42	(0.44)	(2.61)
Total income/(loss) from investment operations and recognition of conversion of SAFE note liabilities to Common Shares	0.25	(0.38)	(0.36)

Distributions to Shareholders
From net investment income	—	—	—
From return of capital	—	—	—
Total distributions	—	—	—
Effect of shares issued from SAFE note conversion to Common Shares	—	—	7.18
Increase/(Decrease) in Net Asset Value	0.25	(0.38)	6.82
Net Asset Value, End of Period (6)	$5.09	$4.84	$5.22

Total Return (4)	5.21%	(7.29)%	426.08	%(5)
Total Return on Market Value (6)	84.48%	—	—

Supplemental Data and Ratios
Net assets attributable to common shares, end of period (000s)	$55,373	$52,624	$56,764
Ratio of expenses to average net assets (7)	4.05%	5.92%	5.13%
Ratio of net investment income to average net assets (7)	(4.22)%	(5.25)%	(4.82)%
Portfolio turnover rate (8)	0.00%	0.09%	0.24%

(1)

The Fund commenced operations on January 25, 2021. For the period from January 25, 2021 to May 11, 2022, the Organizer was the sole owner of the Fund’s shares of common stock of 2,500,000 shares. Financial Highlights were not presented for the Fund for the 2021 period.

(2)

On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issues and outstanding.

(3)	Calculated using the average shares method.

(4)	Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or the sale of Fund shares. Returns for period less than a year are not annualized.

(5)

Total return has been calculated using the absolute value of the initial net asset value due to a negative net asset value as of January 1, 2022. The total return for the Fund has been calculated for shareholders owning shares for the entire period and does not represent the return for holders of SAFE notes that converted to common stock during the year ended December 31, 2022.

(6)	The fund held their initial public offering on March 26, 2024 at $4.84 per share. Total Return on Market Value is based on the period of March 26, 2024 to June 30, 2024.

(7)	Ratios do not include expenses of underlying private investments in which the Fund invests.

(8)

Portfolio turnover rate is calculated using the lesser of year-to-date sales or year-to-date purchases over the average of the invested assets at fair value for the periods reported. Ratio is not annualized.

See accompanying Notes to Financial Statements.

Destiny Tech100 Inc.

Notes to Financial Statements
June 30, 2024 (as restated, see Note 10) (Unaudited)

(1)    Organization

Destiny Tech100 Inc. (the “Fund”) was formed on November 18, 2020, as a Maryland corporation and commenced operations on January 25, 2021. On May 13, 2022, the Fund registered with the Securities and Exchange Commission (“SEC”) as an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified, closed-end management investment company. The Fund’s shares began trading on the New York Stock Exchange (“NYSE”) on March 26, 2024 under the ticker symbol “DXYZ”.

Destiny Advisors LLC, a Delaware limited liability company (the “Adviser”), serves as the investment adviser to the Fund. The Adviser is responsible for the overall management and affairs of the Fund and has full discretion to invest the assets of the Fund in a manner consistent with the Fund’s investment objective.

The Fund’s investment objective is to maximize the portfolio’s total return, principally by seeking capital gains on equity and equity-related investments. Under normal market conditions, the Fund will invest at least 80% of its total assets in equity and equity-linked securities of companies either directly or through SPVs, of companies principally engaged in the technology sector. Equity-linked securities mean any debt or equity securities that are convertible, exercisable or exchangeable for equity securities of the issuer, or that provide the Fund with economic exposure to the equity securities of such issuer. The Fund will invest principally in the equity and equity-linked securities of what it believes to be rapidly growing venture-capital-backed emerging companies, located primarily in the United States. The Fund may also invest on an opportunistic basis in select U.S. publicly traded equity securities or certain non-U.S. companies that otherwise meet its investment criteria. The Fund concentrates its investments in companies operating in one or more industries within the technology group of industries. There can be no assurance that the Fund’s investment objective will be achieved or that its investment program will be successful. We intend to be treated, and intend to qualify annually, as a Regulated Investment Company ("RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), beginning with the taxable year ended December 31, 2023. No assurance can be provided that we will qualify as a RIC for any taxable year.

The Adviser is a wholly-owned subsidiary of Destiny XYZ Inc. (the “Organizer”). The Organizer manages and controls the Adviser.

The Fund’s board of directors (the “Board”) has overall responsibility for monitoring and overseeing the Fund’s operations and investment program. A majority of the directors of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

(2)    Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. All accounts are stated in U.S. dollars unless otherwise noted. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

(a)    Investments

Investments in securities may include private investments vehicles formed to invest in a particular portfolio company that rely on an exemption from the Investment Company Act pursuant to section 3(c)(1) or section 3(c)(7) (“special purpose vehicles” or “SPVs”). These investments are recorded on the trade date, the date on which the Fund agrees to purchase or sell the securities.

The Fund may invest in SPVs that hold forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. The Fund does not have information as to the identities of the shareholders; however, counterparty risk is mitigated by the fact that there is not a single counterparty on the opposite side of the forward contracts.

The Fund may invest in “forward contracts” that involve shareholders (each a “counterparty”) of a potential portfolio company whereby such counterparties promise future delivery of such securities upon transferability or other removal of restrictions. This may involve counterparty promises of future performance, including among other things transferring shares to us in the future, paying costs and fees associated with maintaining and transferring the shares, not transferring or encumbering their

Destiny Tech100 Inc.

Notes to Financial Statements (continued)
June 30, 2024 (as restated, see Note 10) (Unaudited)

shares, and participating in further acts required of shareholders by the counterparty and their agreement with us. Should counterparties breach their agreement inadvertently, by operation of law, intentionally, or fraudulently, it could affect the Fund’s performance. The Fund’s ability and right to enforce transfer and payment obligations, and other obligations, against counterparties could be limited by acts of fraud or breach on the part of counterparties, operation of law, or actions of third parties. Measures the Fund takes to mitigate these risks, including powers of attorney, specific performance and damages provisions, any insurance policy, and legal enforcement steps, may prove ineffective, unenforceable, or economically impractical to enact. As of June 30, 2024, the Fund did not have insurance policies related to its investments in forward contracts.

The organizer of each SPV holding forward contracts may carry an insurance policy at their own expense to protect the SPV against certain insured risks with respect to the forward purchase contracts. Insured risks include (i) an intentional attempt by a shareholder to deceive the organizer or the SPV or a failure to honor an obligation under, or refusal to settle, an obligation to the SPV; (ii) certain events of bankruptcy; and (iii) in the case of death of a shareholder, the refusal of the shareholder’s heirs, beneficiary, or estate to honor the obligation.

In cases where the Fund purchases a forward contract through a secondary marketplace or SPV, it may have no direct relationship with, or right to contact, enforce rights against, or obtain personal information or contact information concerning the counterparty. In such cases, the Fund will not be a direct beneficiary of the portfolio company’s securities or related instruments. Instead, it would rely on a third party to collect, settle, and enforce its rights with respect to the portfolio company’s securities. There is no guarantee that said party will be successful or effective in doing so.

Through its ownership of DXYZ OAI I LLC, the Fund holds economic exposure to Profit Participation Units (“PPUs”) in Open AI Global LLC, which are financial instruments that entitle the Fund to a contractual right to participate in the portfolio company’s future profits. The ownership of PPUs does not represent an equity ownership in the portfolio company. In addition, PPUs do not grant any voting rights or influence over portfolio company management.

Realized gains or losses on dispositions of investments represent the difference between the original cost of the investment, based on the specific identification method, and the proceeds received from the sale. The Fund applies a fair value accounting policy to its investments with changes in unrealized gains and losses recognized in the statement of operations as a component of net unrealized gain (loss).

(b)    SPV Presentation

The Fund has restated the presentation and disclosure of SPV investments in this semi annual shareholder report. In historical financial statements the Fund presented the underlying issuer and economic exposure of each SPV investment, with a tickmark explaining the SPV ownership structure on the schedule of investments. The presentation and disclosure of the SPVs in the current year financial statements has been revised to align with Regulation S-X 12-12. The Schedule of Investments in these financial statements reflects the name of the SPV in which each investment was made, along with the underlying issuer and economic exposure in parentheses. Accordingly, all corresponding notes and supporting disclosure have been updated to conform with the current presentation. The Fund believes these revisions enhance transparency for financial statement users.

(c)    Income Taxes

The Fund intends to be treated as a RIC for U.S. federal income tax purposes, and intends to each year to qualify as a RIC for U.S. federal income tax purposes. As such, the Fund generally will not be subject to U.S. federal corporate income tax, provided that it distributes all of its net taxable income and realized gains each year. The Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended December 31) plus undistributed amounts from prior years.

The Fund has selected a tax year end of December 31.

There were no distributions for the period ended June 30, 2024.

Destiny Tech100 Inc.

Notes to Financial Statements (continued)
June 30, 2024 (as restated, see Note 10) (Unaudited)

The Fund records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. There were no material unrecognized tax benefits or unrecognized tax liabilities related to uncertain income tax positions as of and through June 30, 2024.

The Fund did not elect to be taxed as a RIC for the year ended, December 31, 2022, since the Fund operated privately for the first four months and, therefore, was ineligible to make the RIC election for the year ended December 31, 2022. The Fund elected to be treated as a RIC for the first time in its tax returns filed for the year ended December 31, 2023. The Fund has since identified a potential non-compliance issue with the 25% diversification test, as certain SPVs that have economic exposure to the securities of Space Exploration Technologies Corp. (“SpaceX”) comprised approximately 25.9% of total assets as of March 31, 2023.

Management, in consultation with its tax and legal advisors, has identified and will implement remediation measures to ensure compliance with the 25% diversification test under Section 851 of the Internal Revenue Code. These measures include considerations of raising additional capital and/or potential dispositions of certain investments to bring the Fund within the diversification threshold. Given these corrective actions, management believes that the Fund will be in compliance with the diversification requirements necessary to maintain its RIC status. Additionally, in the event of any ambiguity regarding qualification under the de minimis exception, the Fund may seek relief under the reasonable cause exception provided by the IRS.

If the Fund does not qualify for the de minimis exception within the applicable period (i.e. September 30, 2025), and cannot obtain relief under the reasonable cause exception, it would be taxed as a corporation. The financial impact of this classification cannot currently be estimated, as it would depend on available net operating loss carryovers and unrealized gains or losses at that date.

(d)    Cash and Cash Equivalents

Cash and cash equivalents include U.S. dollar deposits at bank accounts at amounts which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfill their obligations.

(e)    Income and Expenses

Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex- dividend date. Expenses are recognized on an accrual basis as incurred.

The Fund incurred costs in connection with listing on NYSE and shelf registration statement. These costs were recorded as a deferred charge and will be charged to capital when shares are issued from the shelf registration. There were $147,600 of deferred offering costs accrued during the period, recognized as a Deferred Offering Cost on the Statement of Assets and Liabilities. Certain investments may have contractual payment-in-kind (“PIK”) interest. PIK represents accrued interest that is added to the principal of the investment on the respective interest payment dates rather than being paid in cash and generally becomes due at maturity or upon being called by the issuer. PIK is recorded as interest income. As of June 30, 2024, none of the Fund’s investments provide for contractual PIK interest.

(f)    Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Fund’s management to make estimates and assumptions that affect the amounts reported in the financial statements. Because of the uncertainties associated with estimation, actual results could differ from those estimates used in preparing the accompanying financial statements.

Destiny Tech100 Inc.

Notes to Financial Statements (continued)
June 30, 2024 (as restated, see Note 10) (Unaudited)

(g)    Concentrations of Credit Risk

Financial instruments which potentially expose the Fund to concentrations of credit risk consist of cash and cash equivalents. The Fund maintains its cash and cash equivalents in financial institutions at levels that have historically exceeded federally- insured limits.

(h)    Risks and Uncertainties

All investments are subject to certain risks. Changes in overall market movements, interest rates, or factors affecting a particular industry, can affect the ultimate value of the Fund’s investments. Investments are subject to a number of risks, including the risk that values will fluctuate as a result of changing expectations for the economy and individual investors.

Liquidity and Valuation Risk - Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some SPVs in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

A substantial portion of the Fund's investments are illiquid, as determined by using the SEC standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

Concentration Risk - Many of the Fund’s investments will be in U.S. private companies in the technology sector, and therefore will be particularly exposed to the risks attendant to investments in that sector. Investors generally have no assurance as to the degree of diversification of the Fund’s investments, either by geographic region, asset type or sector. Accordingly, a significant portion of the Fund’s investments may be made in relatively few geographic regions, asset types, security types or industry sectors. For example, as of June 30, 2024, approximately 53.4% of our investment portfolio is invested in private technology companies in the aerospace/aviation industry. Any such concentration of risk may increase losses suffered by the Fund, which could have a material adverse effect on the Fund’s overall financial condition.

General SPV Risks - Our investments in SPVs will typically require us to bear a pro rata share of the vehicles’ expenses, including operating and offering related costs, which could result in higher expenses than if we invested in the single underlying portfolio company directly. Because SPVs are organized by managers unaffiliated with us and we will typically be one of many investors in the SPV, in purchasing an SPV interest, we entrust all aspects of the management of the SPV to its manager. SPVs are generally organized as limited liability companies, and to the extent an SPV is organized as a Delaware Series LLC, we would be subject to the risks inherent in investing in a Delaware Series LLC. Some SPVs in which we invest may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell out our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that we may not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in SPVs may differ from the value of the underlying securities were we to hold such securities directly. Finally, as investors in an SPV, we own interests in the SPV and have no ownership rights to the underlying securities. These characteristics present additional risks for stockholders. Individual SPVs that we invest in may have different terms and structures, which may present unique risks and result in different fee levels.

Destiny Tech100 Inc.

Notes to Financial Statements (continued)
June 30, 2024 (as restated, see Note 10) (Unaudited)

Market Disruption and Geopolitical Risk - The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments.

(i)    Restricted securities

Restricted securities are securities of privately-held companies that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Adviser. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Adviser. As of June 30, 2024, there is no expected date for such restrictions to be removed for the Fund’s restricted securities.

Destiny Tech100 Inc.

Notes to Financial Statements (continued)
June 30, 2024 (as restated, see Note 10) (Unaudited)

Additional information on each restricted investment held by the Fund on June 30, 2024 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
Automation Anywhere, Inc.	12/30/2021	$2,609,219	$542,199	0.98%
Axiom Space, Inc. Series C Preferred Stock	01/18/2023	1,499,929	1,499,929	2.71%
Axiom Space, Inc. Series C-1 Preferred Stock	12/22/2021	3,179,754	3,634,867	6.56%
Boom Technology, Inc.	2/18/2022	2,000,000	2,547,500	4.60%
Celadon Technology Fund VIII, LLC - Series B (economic exposure to Space Exploration Technologies Corp., Common Stock)	6/9/2022	618,618	1,019,200	1.84%
CElegans Labs, Inc.	11/23/2021	2,999,977	1,251,500	2.25%
Chime Financial Inc. - Series A Preferred Stock	12/30/2021	5,150,748	1,329,114	2.40%
ClassDojo, Inc.	11/19/2021	3,000,018	1,592,040	2.88%
Discord, Inc.	3/1/2022	724,942	240,525	0.43%
Discord, Inc. - Series G Preferred Stock	3/1/2022	889,055	294,975	0.53%
DXYZ OAI I LLC (economic exposure to OpenAI Global LLC, Profit Participation Units)	12/18/2023	2,010,008	2,000,008	3.61%
DXYZ SpaceX I LLC (economic exposure to Space Exploration Technologies Corp., 99% Class A Common Stock and 1% Series J Preferred Stock)	6/27/2022	10,009,990	15,135,120	27.33%
Flexport, Inc.	3/29/2022	520,000	80,600	0.15%
Fund FG-RTA, a series of Forge Investments LLC (economic exposure to Stripe, Inc., Common Stock)	1/10/2022	3,478,813	1,350,053	2.44%
Fund FG-TQY, a series of Forge Investments LLC (economic exposure to Plaid, Inc., Common Stock)	2/15/2022	1,110,340	231,000	0.42%
G Squared Special Situations Fund, LLC - Series H-1 (invested in Brex, Inc., Common Stock)	3/2/2022	4,130,298	2,477,646	4.47%
Impossible Foods - Series A Preferred Stock	6/17/2022	1,272,986	260,000	0.46%
Jeeves, Inc. - Series C Preferred Stock	4/5/2022	749,997	749,997	1.35%
Khosla Ventures IFSPV II, LLC (invested in Impossible Foods, Inc., Series H Preferred Stock)	11/4/2021	2,098,940	413,907	0.75%
Klarna Bank AB	3/16/2022	4,657,660	1,176,953	2.13%
MWAM VC SpaceX-II, LLC (economic exposure to Space Exploration Technologies Corp., 55% Class A Common Stock and 45% Class C Common Stock)	6/8/2022	3,419,945	4,592,556	8.29%
MWLSV Epic Games-II, LLC (invested in Epic Games, Inc., Common Stock)	12/31/2021	6,998,590	2,558,022	4.62%
MW LSV Relativity Space, LLC (invested in Relativity Space, Inc., Common Stock)	12/28/2021	1,659,996	1,447,389	2.61%
Public Holdings, Inc.	7/22/2021	999,990	277,775	0.50%
Revolut Group Holdings Ltd	12/8/2021	5,275,185	2,665,000	4.81%
RheniumBolt 2021, LLC	3/8/2022	1,916,383	—	0.00%
Superhuman Labs, Inc.	6/25/2021	2,999,996	2,099,958	3.79%
Total Investments		$75,981,377	$51,467,834	92.95%

Destiny Tech100 Inc.

Notes to Financial Statements (continued)
June 30, 2024 (as restated, see Note 10) (Unaudited)

(3)    Fair Value Measurements

The Fund’s Fair Valuation Procedures incorporate the principles found in Rule 2a-5 of the 1940 Act in conjunction with Topic 820 (“ASC 820”) of the Financial Accounting Standards Board (“FASB”). Rule 2a-5 was created to address valuation practices with respect to the investments of a registered investment company and the oversight role performed by the Board in the valuation process. The Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations.

ASC 820 was created to establish a framework for measuring fair value through the use of certain methods and inputs and shall be used by the Adviser in combination with the directives of Rule 2a-5 of the 1940 Act. ASC 820 defines fair value as the price of an asset that one would observe in an orderly purchase and sale transaction between market participants at a specific point in time. Data inputs used to perform a valuation are categorized as follows:

Readily Available (Level I) – Investments that trade frequently, for which pricing quotations in active markets are easily accessible.

Limited Availability (Level II) – Investments lacking easily recognizable market data, but where certain other observable data points exist such as market quotes for similar investments, and other observable market conditions such as interest rates, yield curves, default rates, etc.

Unavailable (Level III) – Investments where there is virtually no market data available, with no observable market data points or inputs. Fair value may be derived from professional judgments and assumptions in the form of an analysis that considers relevant factors and criteria determined in good faith, using a methodology such as liquidation basis, present value of cash flows, income approach, etc. or an independent third-party appraisal, should the committee feel the need to engage one.

Investments in publicly traded securities are generally carried at the closing price on the last trading day of the reporting period, while private investments are carried at fair value, estimated using applicable methodologies or are valued at their NAV as a practical expedient. In instances where a public or private real estate market transaction is not sufficiently similar to the investment being valued, alternative valuation methodologies shall be utilized. The determined fair value may be discounted even further on account of factors including but not limited to capital and risk structure, restrictions on resale, and ownership structure.

The Fund is registered under the 1940 Act. The Fund’s investments will be fair valued on a quarterly basis and the Fund will calculate its NAV as of the close of each business quarter. Fluctuations in an investment’s fair value may be caused by volatility in economic conditions, among other factors. Such fluctuations in the fair value are classified as unrealized gains or losses in the Fund’s statement of operations. Upon the disposition of an investment, the corresponding gain or loss is classified as realized and will also be noted in the statement of operations.

Certain private fund investments are reported on the Fund’s schedule of investments as being measured at fair value using the Fund’s pro rata NAV (or its equivalent) without further adjustment, as a practical expedient of fair value, and therefore these investments are excluded from the fair value hierarchy. Generally, the fair value of the Fund’s investment in a private investment funds represents the amount that the Fund could reasonably expect to receive from the investment if the Fund’s investment is liquidated at the measurement date based on NAV.

Investments in private financial instruments or securities for which no readily available pricing is available may be valued by an independent reputable third-party service provider on a quarterly basis or as needed. This includes securities for which the use of NAV as a practical expedient is permitted under U.S. GAAP because their value is not based on unadjusted quoted prices. In conjunction with input from the independent third-party valuation agent, the Adviser, as the Valuation Designee, shall value each Level III Investment on a quarterly basis.

The methods commonly used to develop indications of value for an asset are the Income, Market, and Cost Approaches. Each valuation technique is detailed in ASC 820.

The Income Approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Those valuation techniques include present value techniques; option-pricing models, such as the Black-Scholes- Merton formula (a closed-form model) and a binomial model (a lattice model), which incorporate present value techniques.

Destiny Tech100 Inc.

Notes to Financial Statements (continued)
June 30, 2024 (as restated, see Note 10) (Unaudited)

The Market Approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business). For example, valuation techniques consistent with the market approach often use market multiples derived from a set of comparables. Multiples might lie in ranges with a different multiple for each comparable. The selection of where within the range the appropriate multiple falls requires judgment, considering factors specific to the measurement (qualitative and quantitative).

The Cost Approach is based on the amount that currently would be required to replace the service capacity of an asset (often referred to as current replacement cost). From the perspective of a market participant (seller), the price that would be received for the asset is determined based on the cost to a market participant (buyer) to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence. Obsolescence encompasses physical deterioration, functional (technological) obsolescence, and economic (external) obsolescence and is broader than depreciation for financial reporting purposes (an allocation of historical cost) or tax purposes (based on specified service lives).

At various times, the Fund invests in SPVs and similar structures to gain exposure to securities of a single private issuer. The SPVs may hold forward contracts that represent the right to acquire common shares, common stock, preferred stock, profit participation units, an underlying SPV, or other investments. A third-party valuation agent will be engaged to determine fair market value of the SPVs taking the following into account: SPV financial statements, observed market indications, carry, fees, parity of SPV shares to underlying investment shares, forward contract credit risk, value of underlying investment(s) held by SPVs, and other relevant factors. The SPVs may incur a tax liability associated with distributions made by underlying portfolio investments. If an SPV charges management fees, those fees will be taken into consideration on the impact of the fair value of the SPV.

SPV Investments are categorized as Level 3 in the fair value hierarchy. The investments in an SPV that have yet to purchase the underlying securities are held at cost and are categorized as Level 3 in the fair value hierarchy. The Fund follows the guidance in GAAP that allows, as a practical expedient, the Fund to value such investments at their reported NAV per share (or if not unitized, at an equivalent percentage of the capital of the investee entity). Such SPVs may provide an updated NAV or its equivalent on a quarterly basis. The Fund's Fair Valuation Committee meets frequently to discuss the fair valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The following table summarizes the levels within the fair value hierarchy for the Fund’s assets measured at fair value as of June 30, 2024:

Assets

Investment	Level 1	Level 2	Level 3	Practical Expedient	Total
Common Stocks	$1,419,976	$—	$9,926,550	$—	$11,346,526
Convertible Notes	—	—	2,547,500	—	2,547,500
Preferred Stocks	—	—	7,768,883	—	7,768,883
Special Purpose Vehicles (a)	—	—	28,516,255	2,708,646	31,224,901
Money Market	3,078,972	—	—	—	3,078,972
Total	$4,498,948	$—	$48,759,188	$2,708,646	$55,966,782

The following is the fair value measurement of investments that are measured at the SPV’s pro rata NAV (or its equivalent) as a practical expedient:

Investment in Securities	Investment Strategy	Fair Value	Redemption Frequency	Notice Period
G Squared Special Situations Fund, LLC - Series H-1 (invested in Brex, Inc., Common Stock)	Common Stocks	$2,477,646	N/A	N/A
Fund FG-TQY, a series of Forge Investments LLC (economic exposure to Plaid, Inc., Common Stock)	Common Stocks	$231,000	N/A	N/A
		$2,708,646

(a)	Certain SPVs hold forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

Destiny Tech100 Inc.

Notes to Financial Statements (continued)
June 30, 2024 (as restated, see Note 10) (Unaudited)

The changes in fair value of investments and liabilities for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Assets

Investment	Balance as of December 31, 2023 (a)	Purchase of Investments	Proceeds from Sale of Investments (b)	Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation (Depreciation) on Investments	Transfers out of Level 3 (c)	Balance as of June 30, 2024
Common Stocks	$9,013,011	$—	$—	$—	$913,539	$—	$9,926,550
Convertible Notes	2,450,000	—	—	—	97,500	—	2,547,500
Preferred Stocks	7,504,643	—	—	—	264,240	—	7,768,883
Special Purpose Vehicles(d)	28,219,957	—	(83,637)	—	3,088,581	(2,708,646)	28,516,255
Total	$47,187,611	$—	$(83,637)	$—	$4,363,860	$(2,708,646)	$48,759,188

(a)	Prior period presentation was updated to conform with current period presentation of SPVs.
(b)	Includes return of capital distributions.
(c)	Level 3 transfers are done using fair market value as of June 30, 2024.
(d)	Certain SPVs hold forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2024:

Level 3 Investments	Fair Value as of June 30, 2024	Valuation Technique	Unobservable Input	Ranges of Inputs/ (Average)
Assets
Common Stocks	$9,926,550	Market Approach	Recent Transaction Price	N/A
		Market Approach	Adjusted Recent Transaction Prices	$15.00
		Market Approach	Volume Weighted Average Price	$5.45-$6.25/($6.08)
		Market Approach	Indicative Broker Quotes	$370.00-$395.00/($382.50)
Convertible Notes	$2,547,500	Market Approach	Probability weighted financing round	75%
Preferred Stocks	$7,768,883	Cost Approach	Acquisition Price	N/A
		Market Approach	Volume Weighted Average Price	$21.05-$24.00/($22.06)
		Market Approach	Recent Transaction Price	N/A
Special Purpose Vehicles (a)	$28,516,255	Cost Approach	Acquisition Price	N/A
		Market Approach	Recent Transaction Price	N/A
		Market Approach	Adjusted Recent Transaction Prices	$107.16 - $112.00
		Market Approach	Volume Weighted Average Price	$510.00-$550.00/($517.19)
Total	$48,759,188

(a)

Certain SPVs hold forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

Destiny Tech100 Inc.

Notes to Financial Statements (continued)
June 30, 2024 (as restated, see Note 10) (Unaudited)

(4)    Capital Transactions

On January 25, 2021, the Organizer purchased 2,500,000 shares of the Fund’s common stock, par value $0.00001, for $25,000.

In January 2021, the Fund commenced a private offering (the “Private Offering”) of Simple Agreements for Future Equity (“SAFEs”) pursuant to Rule 506(b) under the Securities Act of 1933, as amended, to a limited number of qualified purchasers, as such term is defined under Section 2(a)(51)(A) of the 1940 Act. A SAFE is an investment instrument similar to a convertible promissory note. The SAFE document is not a debt instrument, but rather appears on the Fund’s capitalization table like other convertible securities such as options. Unlike a convertible note, the SAFE does not have a maturity date and contains provisions for conversion into shares of the Fund’s common stock or redemption upon the occurrences set forth therein. Additionally, a SAFE does not accrue interest.

The purchasers of SAFEs are referred to as “SAFE Investors.” As additional consideration of a SAFE Investor’s purchase of the SAFE, each SAFE Investor was granted a warrant to purchase the number of shares of the Fund’s common stock equal to the purchase amount of the SAFE divided by $10.00 per share (or such amount per share established pursuant to any amendment to the terms of the SAFE) multiplied by either 40% for Tranche 1 or 30% for Tranche 2 and Tranche 3, rounded down to the nearest whole share (the “Warrant Shares”) at a purchase price of $11.50 per Warrant Share, subject to such adjustments as set forth in the terms of the SAFE (the “Warrant”).

Immediately prior to the SAFE Conversion (defined below), and in accordance with the terms of the SAFE agreement, the Fund performed a reverse stock split of shares of the common stock to ensure that a sufficient amount of shares of the common stock not owned by the Organizer would be outstanding after the SAFE Conversion.

On April 27, 2022, the Fund obtained approval from a majority of the SAFE holders to amend the SAFE Agreement to provide for a mandatory conversion of the SAFEs to shares of our common stock at a conversion price of $10.00 per share (the “SAFE Conversion”). On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issued and outstanding.

The SAFE Investors who acquired shares of the common stock in connection with the SAFE Conversion (the “Lock-Up Shares”) are subject to limitations on their ability to offer, sell or otherwise dispose of the Lock-Up Shares during the “Lock-Up Period”. Immediately following the date the shares are listed for trading on the NYSE, 25% of the Lock-Up Shares will be freely transferable and not subject to the lock-up provisions as defined in the Fund’s Registration Statement. The Lock-Up Period for the remaining Lock-Up Shares is:

●	with respect to the first 33.33% of the remaining Lock-Up Shares, 60 days after the date our shares are listed for trading on the NYSE,

●	with respect to an additional 33.33% of the remaining Lock-Up Shares, 120 days after the date our shares are listed for trading on the NYSE, and

●	with respect to the last 33.33% of the remaining Lock-Up Shares, 180 days after the date our shares are listed for trading on the NYSE.

Warrants

As additional consideration in connection with the Private Offering, the Fund issued to investors warrants (the “Warrants”) to purchase additional shares of the Fund’s common stock at a purchase price of $11.50 per Warrant, subject to certain adjustments set forth in the SAFE Agreement entered into between the Fund and purchasers of SAFEs. Pursuant to the terms of the Warrant Agreement, the Warrants had an expiration date of January 1, 2026.

Destiny Tech100 Inc.

Notes to Financial Statements (continued)
June 30, 2024 (as restated, see Note 10) (Unaudited)

The Fund evaluated the Warrants pursuant to ASC 480 to determine whether they represent an obligation requiring the Fund to classify the instruments as a liability. Management determined the Warrants did not meet the criteria to be classified as liabilities under ASC 480 and next evaluated them under ASC 815.

Management then determined the Warrants did not meet the definition of a derivative. It was thus determined to next evaluate them under the guidance in ASC 815-40-15-5 through 15-8 to determine whether they meet the criteria to be considered indexed to the Fund’s own stock. Management determined the Warrants did not meet the criteria to be considered indexed to the Fund’s own stock and were treated as a liability classified pursuant to ASC 815-40-15-7D.

It was determined that the Warrants expired 120 days following the Fund’s registration as an investment company on May 13, 2022, pursuant to Section 18 of the 1940 Act.

(5)    Related Party Transactions

(a)    Management Fee

On April 29, 2022, the Fund and the Adviser entered into an investment advisory agreement (the “Advisory Agreement”), whereby the Adviser receives a base management fee in the amount of 2.00% per annum (the “Base Management Fee”) on the first business day of each month prior to a public listing of the Fund’s shares of common stock. The Base Management Fee was calculated based on the average value of the Fund’s invested capital. The term "invested capital" refers to the amount of capital contributed by investors in the private offering of SAFEs. Under the Advisory Agreement, upon the listing of the Fund’s shares of common stock on a national securities exchange, the Adviser will receive a Base Management Fee, payable quarterly in arrears, in an amount equal to 0.625% per quarter (2.50% annualized) of the average value of the Fund’s gross assets, at the end of the two most recently completed calendar quarters. For purposes of the Advisory Agreement, the term “gross assets” includes assets purchased with borrowed amounts. The Fund’s shares began trading on the NYSE on March 26, 2024; the Base Management Fee was calculated with this methodology from that day forward.

Prior to the execution of the Advisory Agreement, the Fund and the Adviser operated under a separate investment advisory agreement whereby the Adviser received management fees in the amount of 2.00 percent per annum on a monthly basis. Management fees under the prior investment advisory agreement were calculated based on (x) the aggregate amount of the SAFEs purchased by SAFE investors multiplied by (y) the management fee divided by (z) twelve.

The Fund invests in SPVs that charge management fees in connection with the Fund’s investment.

Destiny Tech100 Inc.

Notes to Financial Statements (continued)
June 30, 2024 (as restated, see Note 10) (Unaudited)

SPV Name	Ongoing Management Fees(a)	Carried Interest/ Incentive Fees(b)
G Squared Special Situations Fund, LLC - Series H-1 (invested in Brex, Inc., Common Stock)	0%	0%
MWLSV Epic Games-II, LLC (invested in Epic Games, Inc., Common Stock)	0%	0%
DXYZ OAI I LLC (economic exposure to OpenAI Global LLC, Profit Participation Units)	0%	0%
Fund FG-TQY, a series of Forge Investments LLC (economic exposure to Plaid, Inc., Common Stock)	0%	0%
MW LSV Relativity Space, LLC (invested in Relativity Space, Inc., Common Stock)	0%	0%
Celadon Technology Fund VIII, LLC - Series B (economic exposure to Space Exploration Technologies Corp., Common Stock)	0%	0%
DXYZ SpaceX I LLC (economic exposure to Space Exploration Technologies Corp., 99% Class A Common Stock and 1% Series J Preferred Stock)	0%	0%
Fund FG-RTA, a series of Forge Investments LLC (economic exposure to Stripe, Inc., Common Stock)	0%	0%
Rhenium Bolt 2021, LLC	0%	0%
MWAM VC SpaceX-II, LLC (economic exposure to Space Exploration Technologies Corp., 55% Class A Common Stock and 45% Class C Common Stock)	0%	10%
Khosla Ventures IFSPV II, LLC (invested in Impossible Foods, Inc., Series H Preferred Stock)	0%	20%

(a)	The effect of management and/or other fees have been considered in the fair value of the SPVs. Any upfront broker or management fees are included in the cost of purchase.

(b)	The effect of future carried interest has been considered in the market value of the SPVs.

(b)    Administrator

U.S. Bancorp Fund Services, LLC, d/b/a US Bank Global Fund Services (the “Administrator”), serves as administrator to the Fund. Under the Fund Administration Servicing Agreement and the Fund Accounting Servicing Agreement by and among the Fund, the Adviser and the Administrator, the Administrator maintains the Fund’s general ledger and is responsible for calculating the net asset value of the Shares, and generally managing the administrative affairs of the Fund. Under the Fund Administration Servicing Agreement, the Administrator is paid an administrative fee, computed and payable monthly at an annual rate based on the aggregate monthly total assets of the Fund. For the six months ended June 30, 2024 the Fund paid $70,737 in administration fees.

(c)    Service Providers

U.S. Bancorp Fund Services, LLC, d/b/a US Bank Global Fund Services (“USBGFS”) serves as the Fund’s dividend paying agent, transfer agent and registrar. Under a transfer agency services agreement, USBFS is paid an administrative fee, computed and payable monthly at an annual rate based on the transactions processed. For the six months ended June 30, 2024 the Fund paid $3,846 in transfer agent fees.

U.S. Bank National Association (“USB N.A.”) serves as the custodian to the Fund. Under a custody agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held in the portfolio. For the six months ended June 30, 2024 the Fund paid $3,423 in custody fees.

Employees of PINE Advisors LLC (“PINE”) serve as officers of the Fund. PINE receives a monthly fee for the services provided to the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses incurred on the Fund’s behalf. For the six months ended June 30, 2024 the Fund paid $66,727 in chief compliance and principal financial officer fees.

Destiny Tech100 Inc.

Notes to Financial Statements (continued)
June 30, 2024 (as restated, see Note 10) (Unaudited)

(d)    Affiliated Partners

The Organizer has made payments of the Fund’s expenses, and the Fund intends to reimburse the Organizer for these expenses. As of June 30, 2024, the reimbursable balance due to the Organizer is $0 as reported on the Statement of Assets and Liabilities.

As of June 30, 2024, the parent of the Adviser, an Affiliate of the Fund, owned 14.75% of the Fund’s shares.

(6)    Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund may be required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. As of June 30, 2024, the Fund did not have any unfunded commitments and did not provide any financial support.

The Fund is not currently subject to any material legal proceedings, and to the Fund’s knowledge, no material legal proceedings are threatened against the Fund. From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Fund’s rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, to the extent the Fund becomes party to such proceedings, the Fund would assess whether any such proceedings will have a material adverse effect upon its financial condition or results of operations.

(7)    Investment Transactions

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended June 30, 2024, amounted to $0 and $0 respectively.

(8)    Tax

The Fund has selected a tax year end of December 31. The Fund has elected to qualify as a RIC for U.S. federal income tax purposes, although the Fund has identified a potential non-compliance issue with the 25% diversification test that is in the process of being remediated (see Note 2). As such, the Fund generally will not be subject to U.S. federal corporate income tax, provided that it distributes all of its net taxable income and gains each year. As of December 31, 2023, the Fund continues to qualify as a regulated investment company.

To avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of dividends paid to shareholders during the tax years ended in 2023 and 2022, as noted below, was as follows:

	2023	2022
Ordinary Income	$—	$—
Total Distributions Paid	$—	$—

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Destiny Tech100 Inc.

Notes to Financial Statements (continued)
June 30, 2024 (as restated, see Note 10) (Unaudited)

Permanent items identified during the year ended December 31, 2023 have been reclassified among the components of net assets based on their tax basis treatment as follows:

ADDITIONAL PAID IN CAPITAL	ACCUMULATED DEFICIT
$21,351,318	($21,351,318)

In general, we make certain adjustments to the classification of net assets as a result of permanent book-to-tax differences, which may include conversion-related items, differences in the book and tax basis of certain assets and liabilities, amortization of start- up costs, expense payments, nondeductible federal excise taxes and net operating losses, among other items.

The following information is provided on a tax basis as of December 31, 2023:

Cost of investments	$87,186,116
Unrealized appreciation	9,568 ,520
Unrealized depreciation	(39,373,377)
Net unrealized appreciation/(depreciation)	(29,804,857)
Undistributed ordinary income	—
Undistributed long term gains	—
Distributable earnings	—
Accumulated gain/(loss)	(3,644,927)
Total accumulated gain/(loss)	$(33,449,784)

As of December 31, 2022, the Company had a net operating loss carryforward for federal income tax purposes of $3,588,375. This net operating loss may be carried forward indefinitely but would not be useable to offset income in taxable years in which the Company qualifies as a RIC. This net operating loss may also be subject to Section 382 limitations.

Capital losses in excess of capital gains earned in a tax year may generally be carried forward and used to offset capital gains, subject to certain limitations. For the tax year ended December 31, 2023 and December 31, 2022, we had capital loss carryforwards of $0 and $0, respectively, available for use in later tax years. While our ability to utilize losses in the future depends upon a variety of factors that cannot be known in advance, some of the Company’s capital loss carryforwards may become permanently unavailable due to limitations by the Code. The Fund has $0 of short-term capital loss carryforwards and $0 of long term capital loss carryforwards, both of which have unlimited expiration.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No income tax returns are currently under examination. Tax years ended December 31, 2020 through December 31, 2023 remain subject to examination by the tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. If the Fund does not qualify for the de minimis exception within the applicable period (i.e. September 30, 2025), and cannot obtain relief under the reasonable cause exception, it would be taxed as a corporation. The financial impact of this classification cannot currently be estimated, as it would depend on available net operating loss carryovers and unrealized gains or losses at that date.

(9)    Recent Accounting Standards

From time to time, new accounting pronouncements are issued by the FASB or other standards setting bodies that are adopted by the Fund as of the specified effective date.

In June 2022, the FASB issued ASU No. 2022-03 “Fair Value Measurements (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.” This change prohibits entities from taking into account contractual restrictions on the sale of equity securities when estimating fair value and introduces required disclosures for such transactions. The standard is effective for annual periods beginning after December 15, 2023, and should be applied prospectively. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

(10) Restatement

Subsequent to the issuance of the financial statements for the period ended June 30, 2024, the Fund determined that it was appropriate to restate the presentation of the investments held by the Fund through SPVs in the schedule of investments included in the financial statements. As a result, the financial statements have been restated to revise certain line items and disclosure to align with Regulation S-X 12-12. The revisions to such line items reflect the name of the applicable SPV in which the investment was made, along with the number of units and underlying issuer or economic exposure in parentheses, previously presented as the underlying issuer along with the relevant shares or principal amount. Adjustments related to deferred offering costs, prepaid expenses, and valuation adjustments for Boom Technology, Inc., MWAM VC SpaceX-II, LLC, and Rhenium Bolt 2021, LLC were also made in the re-stated June 30, 2024 semi annual report. Accordingly, all corresponding statements, notes and supporting disclosures have been updated. The Fund believes these revisions enhance comparability and transparency for financial statement users.

Destiny Tech100 Inc.

Notes to Financial Statements (continued)
June 30, 2024 (as restated, see Note 10) (Unaudited)

The following tables summarize the impact of the restatement and excludes balances that were not restated:

Previously Reported Schedule of Investments
Security Type	Security Name	Units/Shares	Fair Value
Agreement for Future Delivery of Common Shares	Plaid, Inc.	1,540	231,000
Agreement for Future Delivery of Common Shares	Stripe, Inc.	49,075	1,350,053
Common Stocks	Relativity Space, LLC	63,846	1,447,389
Common Stocks	Space Exploration Technologies Corp.	9,100	1,019,200
Common Stocks	Space Exploration Technologies Corp.	135,135	15,135,120
Common Stocks	Space Exploration Technologies Corp.	47,143	5,051,844
Common Stocks	Brex, Inc.	117,941	2,477,646
Common Stocks	Epic Games, Inc.	4,946	2,558,022
Preferred Stocks	Bolt Financial, Inc., Series C Preferred Stock	N/A	-
Preferred Stocks	Impossible Foods, Inc. - Series H Preferred Stock	82,781	413,907
Profit Participation Units	OpenAI Inc.	11,236	2,000,008

Restated Schedule of Investments Presentation
Security Type	Security Name	Units	Fair Value
Special Purpose Vehicles	Fund FG-TQY, a series of Forge Investments LLC (economic exposure to Plaid, Inc., Common Stock)	1,540	231,000
Special Purpose Vehicles	Fund FG-RTA, a series of Forge Investments LLC (economic exposure to Stripe, Inc., Common Stock)	49,075	1,350,053
Special Purpose Vehicles	MW LSV Relativity Space, LLC (invested in Relativity Space, Inc., Common Stock)	63,846	1,447,389
Special Purpose Vehicles	Celadon Technology Fund VIII, LLC - Series B (economic exposure to Space Exploration Technologies Corp., Common Stock)	9,100	1,019,200
Special Purpose Vehicles	DXYZ SpaceX I LLC (economic exposure to Space Exploration Technologies Corp., 99% Class A Common Stock and 1% Series J Preferred Stock)	135,135	15,135,120
Special Purpose Vehicles	MWAM VC SpaceX-II, LLC (economic exposure to Space Exploration Technologies Corp., 55% Class A Common Stock and 45% Class C Common Stock)	42,857	4,592,556
Special Purpose Vehicles	G Squared Special Situations Fund, LLC - Series H-1 (invested in Brex, Inc., Common Stock)	N/A	2,477,646
Special Purpose Vehicles	MWLSV Epic Games-II, LLC (invested in Epic Games, Inc., Common Stock)	4,946	2,558,022
Special Purpose Vehicles	Rhenium Bolt 2021, LLC	N/A	-
Special Purpose Vehicles	Khosla Ventures IFSPV II, LLC (invested in Impossible Foods, Inc., Series H Preferred Stock)	N/A	413,907
Special Purpose Vehicles	DXYZ OAI I LLC (economic exposure to OpenAI Global LLC, Profit Participation Units)	11,236	2,000,008

Previously Reported Schedule of Investments of Securities by Country as a Percentage of Investments Fair Value
	Cost	Fair Value
United States 93.19%
Common Stocks	$47,110,978	$35,193,794
Convertible Notes	$2,000,000	$2,547,500
Preferred Stocks	$14,841,409	$8,182,789
Agreement for Future Delivery of Common Shares	$4,589,153	$1,581,053
Profit Participation Units	$2,010,008	$2,000,008
Money Market	$3,078,972	$3,078,972
Total United States	$73,630,520	$52,584,116

United Kingdom 6.81%
Common Stocks	$9,932,845	$3,841,953
Total United Kingdom	$9,932,845	$3,841,953

Destiny Tech100 Inc.

Notes to Financial Statements (continued)
June 30, 2024 (as restated, see Note 10) (Unaudited)

Restated Schedule of Investments Presentation of Securities by Country as a Percentage of Investments Fair Value
	Cost	Fair Value
United States 93.14%
Common Stocks	$20,273,541	$7,504,573
Convertible Notes	$2,000,000	$2,547,500
Preferred Stocks	$12,742,469	$7,768,883
N/A	$—	$—
Special Purpose Vehicles	$37,451,921	$31,224,901
Money Market	$3,078,972	$3,078,972
Total United States	$75,546,903	$52,124,829

United Kingdom 6.86%
Common Stocks	$9,932,845	$3,841,953
Total United Kingdom	$9,932,845	$3,841,953

Statement of Assets and Liabilities as of June 30, 2024
	Previously Reported	Adjustment	As Restated
Assets
Investments, at fair value	$56,426,069	$(459,287)	$55,966,782
Prepaid listing fees	49,203	176,261	225,464
Interest receivable	241,945	(241,945)	—
Deferred Offering Cost (see Note 2)	—	147,600	147,600
Total Assets	56,717,217	(377,371)	56,339,846

Liabilities
Professional fees payable	227,852	250,000	477,852
Total Liabilities	754,858	250,000	1,004,858

Net Assets	$55,962,359	$(589,691)	$55,372,668

Net Assets Consist Of:
Total accumulated deficit	(30,073,278)	(627,371)	(30,700,649)
Net Assets applicable to Common Shareholders	$(30,073,278)	$(627,371)	$(30,700,649)

Net Asset Value Per Share
Net Assets applicable to Common Shareholders	$56,000,039	$(627,371)	$55,372,668
Net Asset Value Per Share applicable to Common Shareholders	$5.15	$(0.06)	$5.09

Destiny Tech100 Inc.

Notes to Financial Statements (continued)
June 30, 2024 (as restated, see Note 10) (Unaudited)

Statement of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income	Previously Reported	Adjustment	As Restated
Interest income(1)	$49,561	$(241,944)	$(192,383)
Total investment income	167,334	(241,944)	(74,610)

Expenses
Legal fees	316,667	73,738	390,405
Other expenses	257,928	(147,600)	110,328
Total expenses	1,847,760	(73,862)	1,773,898

Net Investment loss	(1,680,426)	(168,082)	(1,848,508)

Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on fair value on investments	(1,916,383)	1,916,383	—
Change in unrealized fair value on investments	6,973,315	(2,375,672)	4,597,643
Net Realized and Unrealized Gain	5,056,932	(459,289)	4,597,643

Net Increase in Net Assets from Operation	$3,376,506	$(627,371)	$2,749,135

(1)	Amount is negative due to write off of interest receivable from Boom Technology, Inc.

Destiny Tech100 Inc.

Notes to Financial Statements (continued)
June 30, 2024 (as restated, see Note 10) (Unaudited)

Statement of Changes in Net Assets
For the Six Months Ended June 30, 2024 (Unaudited)

Operations	Previously Reported	Adjustment	As Restated
Net investment gain/(loss)	$(1,680,426)	$(168,082)	$(1,848,508)
Realized gain (loss) on fair value of investments	(1,916,383)	1,916,383	—
Net change in unrealized fair value on investments	6,973,315	(2,375,672)	4,597,643
Increase/(decrease) in net assets resulting from operations	3,376,506	(627,371)	2,749,135

Total increase/(decrease) in net assets	3,376,506	(627,371)	2,749,135

Net Assets
End of period	$56,000,039	$(627,371)	$55,372,668

Destiny Tech100 Inc.

Notes to Financial Statements (continued)
June 30, 2024 (as restated, see Note 10) (Unaudited)

Statement of Cash Flows
For the Six Months Ended June 30, 2024 (Unaudited)
	Previously Reported	Adjustment	As Restated
Cash Flows from Operating Activities
Net increase in net assets from operations	$3,376,506	$(627,371)	$2,749,135
Adjustments to reconcile net gain provided by operating activities:
Change in realized gain on investments	1,916,383	(1,916,383)	—
Change in unrealized fair value on investments	(6,973,315)	2,375,672	(4,597,643)
Changes in operating assets and liabilities:
Increase in professional fees payable	6,102	250,000	256,102
Increase in prepaid listing fees	(49,203)	(176,261)	(225,464)
Decrease in interest receivable	(49,563)	241,945	192,382
Net cash used in operating activities	—	147,600	147,600

Cash Flows from Financing Activities
Deferred offering costs paid	—	(147,600)	(147,600)
Net cash provided by financing activities	—	(147,600)	(147,600)

Destiny Tech100 Inc.

Notes to Financial Statements (continued)
June 30, 2024 (as restated, see Note 10) (Unaudited)

Financial Highlights
For the Six Months Ended June 30, 2024 (Unaudited)
	Previously Reported	Adjustment	As Restated
Income from Investment Operations
Net investment income/(loss) (1)	$(0.15)	$(0.02)	$(0.17)
Realized gain (loss) on fair value on investments	(0.18)	0.18	—
Change in unrealized fair value on investments	0.64	(0.22)	0.42
Total income/(loss) from investment operations and recognition of conversion of SAFE note liabilities to common shares	0.31	(0.06)	0.25

Increase/(Decrease) in Net Asset Value	0.31	(0.06)	0.25
Net Asset Value, End of Period (3)	$5.15	$(0.06)	$5.09

Total return on Net Asset Value (2)	6.42%	(1.21)%	5.21%

Total Return on Market Value (3)	—	84.48%	84.48%

Supplemental Data and Ratios
Net assets attributable to common shares, end of period (000s)	$56,000	$(627)	$55,373
Ratio of expenses to average net assets (4)	6.84%	(2.79)%	4.05%
Ratio of net investment income to average net assets (4)	(6.22)%	2.00%	(4.22)%

(1)	Calculated using the average shares method.
(2)	Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or the sale of Fund shares. Returns for period less than a year are not annualized.
(3)	The Fund held their initial public offering on March 26, 2024 at $4.84 per share. Total Return on Market Value is based on the period of March 26, 2024 to June 30, 2024.
(4)	Ratios do not include expenses of underlying private investments in which the Fund invests.

(11)    Subsequent Events

Management has evaluated subsequent events for potential recognition and/or disclosure through the date of issuance of these financial statements and determined that none were necessary.

Destiny Tech100 Inc.

Additional Information (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record

If applicable, a copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, on the Securities and Exchange Commission’s website at http:// www.sec.gov.

Quarterly Portfolio Schedule

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Results of Shareholder Meeting

On December 7, 2023, the Fund held a meeting of the shareholders to consider the proposals set forth below. The following votes were recorded:

Election of Mr. Travis Mason as a Class I member of the Board of Directors, serving until the 2026 annual meeting of shareholders and until his successor is duly elected and qualified.

	Shares Voted	%Shares Voted
For	3,828,275	99.61%
Withheld	15,000	0.39%
Total	3,843,275	100.00%

Consideration and voting upon the ratification of the selection of Marcum LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2023.

	Shares Voted	%Shares Voted
For	3,828,275	99.61%
Abstain	15,000	0.39%
Total	3,843,275	100.00%

NOTICE OF PRIVACY POLICY AND PRACTICES

FACTS	WHAT DOES DESTINY TECH100 INC. DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Name, Address, Social Security number

● Proprietary information regarding your beneficiaries

● Information regarding your earned wages and other sources of income

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Destiny Tech100 Inc. chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates to support everyday business functions – information about your transactions supported by law	Yes	No
For our affiliates’ everyday business purposes – Information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call us at: (415) 639-9966

Who are we
Who is providing this notice?	Destiny Tech100 Inc.
What we do
How does Destiny Tech100 Inc. protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Why does Destiny Tech100 Inc. collect my personal information?

We collect your personal information, for example

● To know investors’ identities and thereby prevent unauthorized access to confidential information;

● Design and improve the products and services we offer to investors;

● Comply with the laws and regulations that govern us.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Destiny Tech100 Inc. has affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Destiny Tech100 Inc. does not share with nonaffiliates so they can market to you.

Investment Adviser

Destiny Advisors, LLC
Austin, TX

Legal Counsel

Eversheds Sutherland (US) LLP
Washington, DC

Independent Registered Public Accounting Firm

Marcum LLP
San Francisco, CA

Administrator, Accounting Agent, and Transfer Agent

U.S. Bancorp Fund Services, LLC
Milwaukee, WI

Custodian

U.S. Bank, N.A.
Cincinnati, OH

Directors
Lee Daley
Travis Mason
Lisa Nelson
Sohail Prasad

Director and Chief Executive Officer

Sohail Prasad

Chief Operating Officer

Ethan Silver

Principal Financial Officer and Treasurer

Peter Sattelmair

Chief Compliance Officer

Cory Gossard

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D/XYZ IS REDEFINING THE VENTURE INVESTMENT ECOSYSTEM SO IT SERVES EVERYONE, GIVING GROWTH BACK TO EVERYDAY INVESTORS BY PROVIDING PUBLIC ACCESS TO THE PRIVATE MARKET.

D/XYZ
DESTINY TECH100 1401 LAVACA STREET, #144 AUSTIN, TX 78701

DESTINY.XYZ

(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Incorporated by reference to previous Form N-CSR filing

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant's independent public accountant. Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Destiny Tech100 Inc.

By (Signature and Title)*	/s/ Sohail Prasad
Sohail Prasad, Principal Executive Officer

Date	June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Sohail Prasad
Sohail Prasad, President/Principal Executive Officer

Date:	June 6, 2025

By (Signature and Title)*	/s/ Peter Sattelmair
Peter Sattelmair, Treasurer/Principal Financial Officer

Date:	June 6, 2025